Investments - Schedule of Details of Properties Acquired (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2020
Southeast Affordable Housing Portfolio | Orlando, FL
Real Estate Properties [Line Items]
Percentage of number of units acquired	25.00%
Southeast Affordable Housing Portfolio | Jacksonville, FL
Real Estate Properties [Line Items]
Percentage of number of units acquired	26.00%
Southeast Affordable Housing Portfolio | Newport News, VA
Real Estate Properties [Line Items]
Percentage of number of units acquired	11.00%
Southeast Affordable Housing Portfolio | Tucson, AZ
Real Estate Properties [Line Items]
Percentage of number of units acquired	8.00%
Southeast Affordable Housing Portfolio | Charlotte, NC
Real Estate Properties [Line Items]
Percentage of number of units acquired	6.00%
Southeast Affordable Housing Portfolio | Raleigh, NC
Real Estate Properties [Line Items]
Percentage of number of units acquired	6.00%
Mid Atlantic Affordable Housing Portfolio | Washington, D.C.
Real Estate Properties [Line Items]
Percentage of number of units acquired	35.00%
Mid Atlantic Affordable Housing Portfolio | Norfolk/Newport, VA
Real Estate Properties [Line Items]
Percentage of number of units acquired	22.00%
Mid Atlantic Affordable Housing Portfolio | Raleigh-Durham, NC
Real Estate Properties [Line Items]
Percentage of number of units acquired	7.00%